SHARE CAPITAL (Disclosure of fair value of stock options granted) (Details) - Year	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Risk-free interest rate	3.13%
Annualized volatility	100.00%	100.00%	100.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life (years)	5	5
Minimum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate		0.71%	0.34%
Expected life (years)			2
Maximum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate		1.42%	1.29%
Expected life (years)			5